Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Components of Other Intangible Assets

The components of other intangible assets were as follows (in millions):

								December 31,
			June 30, 2014					2013
	Amortizable	Weighted Average			Accumulated	Effect of Foreign
	Life	Remaining Life	Gross	Impairment	Amortization	Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	9 years	$283.6	$—	$(75.4)	$(0.2)	$208.0	$219.1
Trademarks	5 years	2 years	0.6	—	(0.4)	—	0.2	0.2
Trademarks	Indefinite	Indefinite	149.0	(38.0)	—	—	111.0	149.0
Integrated software system	5 years	2 years	11.0	—	(7.0)	—	4.0	5.1

			$444.2	$(38.0)	$(82.8)	$(0.2)	$323.2	$373.4

Estimated Amortization Expense Related to Acquired Intangible Assets and Integrated Software System
The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Intangible	Software
	Assets	System
Remainder of 2014	$11.1	$1.1
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—
2018	22.1	—